Note 6 - Stock-Based Compensation Expense - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total stock-based compensation expense	$ 1,074,957	$ 902,074
Share-Based Payment Arrangement, Option [Member]
Total stock-based compensation expense	855,124	773,377
Share-Based Payment Arrangement, Option [Member] | Research and Development Expense [Member]
Total stock-based compensation expense	291,094	225,031
Share-Based Payment Arrangement, Option [Member] | General and Administrative Expense [Member]
Total stock-based compensation expense	564,030	548,346
Restricted Stock [Member] | General and Administrative Expense [Member]
Total stock-based compensation expense	$ 219,833	$ 128,697